INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

14. INCOME TAXES

(a)	The major components of the income tax expense are:

Years ended December 31,	2021	2020
Current income tax:
Current taxes	$13,572	$8,802
Current taxes referring to previous periods	(1,916)	(2,472)
Withholding taxes and other	(37)	261
	$11,619	$6,591

Deferred income tax:
Origination and reversal of temporary differences	$224,411	$78,724
Impact of changes in tax rates	1,955	2,941
Benefits arising from a previously unrecognized tax loss that reduced:
Current tax expense	—	(21,656)
Deferred tax expense	—	—
Withholding taxes on profits of subsidiaries	—	6
Other	2,582	2,486
	$228,948	$62,501
Income tax expense	$240,567	$69,092
For the year ended December 31, 2021, there was $5.1 million of current tax expense associated with the disposition of two properties in Austria. For the year ended December 31, 2020, there was $0.7 million of current tax expense associated with the disposition of a property in Spain.

(b)	The effective income tax rate reported in the combined statements of net income varies from the Canadian statutory rate for the following reasons:

Years ended December 31,	2021	2020
Income before income taxes	$1,550,839	$499,019

Expected income taxes at the Canadian statutory tax rate of 26.5% (2020 — 26.5%)	$410,972	$132,240
Income distributed and taxable to unitholders	(150,899)	(57,791)
Net foreign rate differentials	(24,099)	(9,954)
Net change in provisions for uncertain tax positions	(458)	(784)
Net permanent differences	176	(115)
Net effect of change in tax rates	1,955	2,941
Withholding taxes and other	2,920	2,555
Income tax expense	$240,567	$69,092

(c)    Deferred tax assets and liabilities consist of temporary differences related to the following:

As at December 31,	2021	2020
Deferred tax assets:
Investment properties	$—	$490
Eligible capital expenditures	1,964	2,111
Other	2,488	2,129
Deferred tax assets	$4,452	$4,730
Deferred tax liabilities:
Investment properties	$609,418	$396,326
Withholding tax on undistributed subsidiary profits	—	149
Other	(4,751)	(3,634)
Deferred tax liabilities	$604,667	$392,841
(d)    Changes in the net deferred tax liabilities consist of the following:

Years ended December 31,	2021	2020
Balance, beginning of year	$388,111	$316,915
Deferred tax expense recognized in net income	228,948	62,501
Foreign currency translation of deferred tax balances	(16,844)	8,695
Net deferred tax liabilities, end of year	$600,215	$388,111
(e)    Net cash payments of income taxes amounted to a payment of $8.3 million for the year ended December 31, 2021 (2020 — $5.7 million) which included $0.3 million of withholding taxes paid (2020 — $0.1 million).
(f)    The Trust conducts operations in a number of countries with varying statutory rates of taxation. Judgment is required in the estimation of income tax expense and deferred income tax assets and liabilities in each of the Trust’s operating jurisdictions. This process involves estimating actual current tax exposure, assessing temporary differences that result from the different treatments of items for tax and accounting purposes, assessing whether it is more likely than not that deferred income tax assets will be realized and, based on all the available evidence, determining if a provision is required on all or a portion of such deferred income tax assets. The Trust reports a liability for uncertain tax positions (‘‘unrecognized tax benefits’’) taken or expected to be taken in a tax return. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.
As at December 31, 2021, the Trust had $10.5 million (2020 — $11.6 million) of unrecognized income tax benefits, (including $0.3 million (2020 — $0.3 million) related to accrued interest and penalties), all of which could ultimately reduce the Trust’s effective tax rate should these tax benefits become recognized. The Trust believes that it has adequately provided for reasonably foreseeable outcomes related to tax examinations and that any resolution will not have a material effect on the combined financial position, results of operations, or cash flows. However, the Trust cannot predict with any level of certainty the exact nature of any future possible outcome.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

As at December 31,	2021	2020
Unrecognized tax benefits balance, beginning of year	$11,568	$11,422
Decreases for tax positions of prior years	(2,085)	(2,370)
Increases for tax positions of current year	1,859	1,766
Foreign currency impact	(872)	750
Unrecognized tax benefits balance, end of year	$10,470	$11,568
It is reasonably possible that the gross unrecognized tax benefits, as of December 31, 2021, could decrease in the next 12 months. The quantum of the decrease could range between a nominal amount and $2.0 million (2020 — a nominal amount and $2.4 million) and relates primarily to tax years becoming statute barred for purposes of future tax examinations by local taxing authorities and the outcome of current tax examinations. For the year ended December 31, 2021, $0.1 million of interest and penalties was recorded (2020 — $0.1 million) as part of the provision for income taxes in the combined statements of net income.
As at December 31, 2021, the following tax years remained subject to examination:

Major Jurisdictions
Canada	2015 through 2021
United States	2018 through 2021
Austria	2016 through 2021
Germany	2016 through 2021
Netherlands	2016 through 2021
As at December 31, 2021, the Trust has approximately $203.5 million (2020 — $165.2 million) of losses
and other deductible temporary differences in various tax jurisdictions that the Trust believes are not probable to be realized. As a result, no deferred tax asset has been recognized for these losses and other deductible temporary differences as of December 31, 2021. Included in this number are Canadian capital loss carryforwards that do not expire of $140.5 million (2020 — $116.7 million).
The aggregate amount of
temporary
differences
associated with investments in
subsidiaries
for which deferred tax liabilities have not been recognized as at December 31, 2021 is approximately $321.4 million (2020 — approximately $141.6 million).